Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finite Lived Intangible Assets Future Amortization Expense Abstract
2023	$ 465	$ 2,002
2024	1,862	1,844
2025	1,082	992
2027	167	148
2028	91	73
Total	$ 3,676	$ 5,059	$ 6,739